DWS Tax-Exempt Portfolio Shareholder Fees	Jul. 28, 2026 USD ($)
DWS Tax Exempt Money Fund [Member] | DWS Tax-Exempt Portfolio | DWS Tax-Exempt Money Fund
Prospectus [Line Items]
Maximum Account Fee	$ 20